--------------------------------------------------------------------------------
 A CLASS SHARES ~ C CLASS SHARES              |               December 29, 2005
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                 PROSPECTUS DATED APRIL 30, 2005 AS SUPPLEMENTED
                              ON NOVEMBER 3, 2005
--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                 [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 of the Prospectus. The new targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        75.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income        4.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 57.0%        20-60%
[graphic] Mortgage Securities              7.0%         5-30%
MONEY MARKET FUNDS                        25.0%        5%-40%
[graphic] U.S. Government Money**         25.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        55.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         5-20%
[graphic] Intermediate Fixed-Income        6.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 36.0%        15-40%
[graphic] Mortgage Securities              8.0%         0-20%
MONEY MARKET FUNDS                        15.0%        5%-25%
[graphic] U.S. Government Money**         15.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        43.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        5.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 28.0%          5-30%
[graphic] Mortgage Securities              5.0%          0-20%
MONEY MARKET FUNDS                         7.0%         0%-20%
[graphic] U.S. Government Money**          7.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        37.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        5.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 23.0%          5-25%
[graphic] Mortgage Securities              4.0%          0-15%
MONEY MARKET FUNDS                         3.0%         0%-15%
[graphic] U.S. Government Money**          3.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        19.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  3.0%         0-15%
[graphic] Intermediate Fixed-Income        4.0%         0-15%
[graphic] Short-Intermediate Fixed-Income 11.0%         0-15%
[graphic] Mortgage Securities              1.0%         0-15%
MONEY MARKET FUNDS                         1.0%        0%-5%
[graphic] U.S. Government Money**          1.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%

--------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                        |               December 29, 2005
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                 PROSPECTUS DATED APRIL 30, 2005 AS SUPPLEMENTED
                              ON NOVEMBER 3, 2005
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 of the Prospectus. The new targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        75.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income        4.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 57.0%        20-60%
[graphic] Mortgage Securities              7.0%         5-30%
MONEY MARKET FUNDS                        25.0%        5%-40%
[graphic] U.S. Government Money**         25.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        55.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         5-20%
[graphic] Intermediate Fixed-Income        6.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 36.0%        15-40%
[graphic] Mortgage Securities              8.0%         0-20%
MONEY MARKET FUNDS                        15.0%        5%-25%
[graphic] U.S. Government Money**         15.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        43.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        5.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 28.0%          5-30%
[graphic] Mortgage Securities              5.0%          0-20%
MONEY MARKET FUNDS                         7.0%         0%-20%
[graphic] U.S. Government Money**          7.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        37.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        5.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 23.0%          5-25%
[graphic] Mortgage Securities              4.0%          0-15%
MONEY MARKET FUNDS                         3.0%         0%-15%
[graphic] U.S. Government Money**          3.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        19.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  3.0%         0-15%
[graphic] Intermediate Fixed-Income        4.0%         0-15%
[graphic] Short-Intermediate Fixed-Income 11.0%         0-15%
[graphic] Mortgage Securities              1.0%         0-15%
MONEY MARKET FUNDS                         1.0%        0%-5%
[graphic] U.S. Government Money**          1.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%

--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                        |               December 29, 2005
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                 PROSPECTUS DATED APRIL 30, 2005 AS SUPPLEMENTED
                              ON NOVEMBER 3, 2005
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================
Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 of the Prospectus. The new targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        75.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income        4.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 57.0%        20-60%
[graphic] Mortgage Securities              7.0%         5-30%
MONEY MARKET FUNDS                        25.0%        5%-40%
[graphic] U.S. Government Money**         25.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        55.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         5-20%
[graphic] Intermediate Fixed-Income        6.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 36.0%        15-40%
[graphic] Mortgage Securities              8.0%         0-20%
MONEY MARKET FUNDS                        15.0%        5%-25%
[graphic] U.S. Government Money**         15.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        43.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        5.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 28.0%          5-30%
[graphic] Mortgage Securities              5.0%          0-20%
MONEY MARKET FUNDS                         7.0%         0%-20%
[graphic] U.S. Government Money**          7.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        37.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        5.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 23.0%          5-25%
[graphic] Mortgage Securities              4.0%          0-15%
MONEY MARKET FUNDS                         3.0%         0%-15%
[graphic] U.S. Government Money**          3.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        19.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  3.0%         0-15%
[graphic] Intermediate Fixed-Income        4.0%         0-15%
[graphic] Short-Intermediate Fixed-Income 11.0%         0-15%
[graphic] Mortgage Securities              1.0%         0-15%
MONEY MARKET FUNDS                         1.0%        0%-5%
[graphic] U.S. Government Money**          1.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%

--------------------------------------------------------------------------------
                    SUPPLEMENT DATED DECEMBER 29, 2005 TO THE
                  A CLASS SHARES AND C CLASS SHARES PROSPECTUS
                         ADVISOR CLASS SHARES PROSPECTUS
                        INVESTOR CLASS SHARES PROSPECTUS
            DATED APRIL 30, 2005 AS SUPPLEMENTED ON NOVEMBER 3, 2005
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectuses, and should be read in conjunction with such prospectuses. Capitalized terms not defined herein should have the meanings set forth in the prospectuses.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 in each of the A&C Class, the Advisor Class and Investor Class Prospectuses. The new targets are reflected below in the charts, which are restated in their entirety.


Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        75.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income        4.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 57.0%        20-60%
[graphic] Mortgage Securities              7.0%         5-30%
MONEY MARKET FUNDS                        25.0%        5%-40%
[graphic] U.S. Government Money**         25.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        55.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         5-20%
[graphic] Intermediate Fixed-Income        6.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 36.0%        15-40%
[graphic] Mortgage Securities              8.0%         0-20%
MONEY MARKET FUNDS                        15.0%        5%-25%
[graphic] U.S. Government Money**         15.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        43.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        5.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 28.0%          5-30%
[graphic] Mortgage Securities              5.0%          0-20%
MONEY MARKET FUNDS                         7.0%         0%-20%
[graphic] U.S. Government Money**          7.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        37.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        5.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 23.0%          5-25%
[graphic] Mortgage Securities              4.0%          0-15%
MONEY MARKET FUNDS                         3.0%         0%-15%
[graphic] U.S. Government Money**          3.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        19.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  3.0%         0-15%
[graphic] Intermediate Fixed-Income        4.0%         0-15%
[graphic] Short-Intermediate Fixed-Income 11.0%         0-15%
[graphic] Mortgage Securities              1.0%         0-15%
MONEY MARKET FUNDS                         1.0%        0%-5%
[graphic] U.S. Government Money**          1.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%